UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2010

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):   [   ] is a restatement.
                                          [   ] adds new holding
                                                entries.

Institutional Investment Manager Filing this Report:

Name:     Institutional Capital LLC
Address:  225 West Wacker Drive, Suite 2400
          Chicago, Illinois  60606

Form 13F File No:     28-16
                     --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:        Brian E. Franc
Title:       Executive Vice President and Chief Compliance Officer
Phone:       (312) 424-9100
Signature, Place, and Date of Signing:


/s/ Brian E. Franc     Chicago, Illinois      2/10/11
-------------------    -----------------     ---------
    (Signature)           (City/State)         (Date)

Report Type (Check only one.):

[ ] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number        Name
---------------        ---------------------
028-01190              Frank Russell Company

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              85

Form 13F Information Table Value Total:    $ 14,078,955
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     13F File Number                     Name
     ---------------          --------------------------------
1.                            Nuveen Investment Advisors, Inc.

                                                   FORM 13F INFORMATION TABLE

                                                    INSTITUTIONAL CAPITAL LLC
                                                              FORM 13F
                                                             31-Dec-10
                                                                                                               Voting Authority
                                                                                                          --------------------------
                                                      Value      Shares/    Sh/ Put/ Invstmt        Other
Name of Issuer               Title of class CUSIP     (x$1000)   Prn Amt    Prn Call Dscretn        Mgrs  Sole        Shrd None
---------------------------- -------------  --------- ---------- ---------- --- ---- -------------- ----- ----------  ---- ---------
ACE Ltd.                     SHS            H0023R105     53,726    863,064 SH       Sole               0     796,819         66,245
ACE Ltd.                     SHS            H0023R105        352      5,650 SH       Shared-Defined     1           0          5,650
Accenture Ltd.               SHS CLASS A    G1151C101    210,925  4,349,853 SH       Sole               0   4,046,745        303,108
Accenture Ltd.               SHS CLASS A    G1151C101        532     10,969 SH       Shared-Defined     1           0         10,969
Aflac Inc.                   COM            001055102    348,477  6,175,381 SH       Sole               0   5,769,468        405,913
Aflac Inc.                   COM            001055102        841     14,908 SH       Shared-Defined     1           0         14,908
Aon Corp.                    COM            037389103    287,266  6,243,551 SH       Sole               0   5,833,824        409,727
Aon Corp.                    COM            037389103        700     15,204 SH       Shared-Defined     1           0         15,204
Apache Corp.                 COM            037411105    898,938    755,249 SH       Sole               0     677,004         78,245
Apache Corp.                 COM            037411105        563      4,722 SH       Shared-Defined     1           0          4,722
BB&T Corp.                   COM            054937107    307,836 11,709,255 SH       Sole               0  10,946,749        762,506
BB&T Corp.                   COM            054937107        752     28,612 SH       Shared-Defined     1           0         28,612
BCE Inc.                     COM NEW        05534B760    151,787  4,280,527 SH       Sole               0   3,848,826        431,701
BCE Inc.                     COM NEW        05534B760        933     26,311 SH       Shared-Defined     1           0         26,311
Barrick Gold Corp.           COM            067901108     48,112    904,700 SH       Sole               0     715,000        189,700
BlackRock Inc.               COM            09247X101    273,323  1,434,163 SH       Sole               0   1,340,775         93,388
BlackRock Inc.               COM            09247X101        679      3,565 SH       Shared-Defined     1           0          3,565
CVS Caremark Corp.           COM            126650100    130,745  3,760,288 SH       Sole               0   3,513,288        247,000
CVS Caremark Corp.           COM            126650100        325      9,346 SH       Shared-Defined     1           0          9,346
Caterpillar Inc.             COM            149123101     29,423    314,144 SH       Sole               0     290,180         23,964
Caterpillar Inc.             COM            149123101        195      2,081 SH       Shared-Defined     1           0          2,081
Charles Schwab Corp.         COM            808513105    169,954  9,933,023 SH       Sole               0   9,278,123        654,900
Charles Schwab Corp.         COM            808513105        377     22,007 SH       Shared-Defined     1           0         22,007
Chevron Corp.                COM            166764100    188,298  2,063,536 SH       Sole               0   1,866,020        197,516
Chevron Corp.                COM            166764100      1,167     12,792 SH       Shared-Defined     1           0         12,792
Coca Cola Co.                COM            191216100    472,727  7,187,588 SH       Sole               0   6,745,400        442,188
Coca Cola Co.                COM            191216100      1,066     16,214 SH       Shared-Defined     1           0         16,214
ConocoPhillips               COM            20825C104    676,168  9,929,042 SH       Sole               0   9,302,225        626,817
ConocoPhillips               COM            20825C104      1,492     21,910 SH       Shared-Defined     1           0         21,910
Covidien PLC                 SHS            G2554F105    314,082  6,878,698 SH       Sole               0   6,424,181        454,517
Covidien PLC                 SHS            G2554F105        788     17,260 SH       Shared-Defined     1           0         17,260
Credit Suisse Group          SPONSORED ADR  225401108     49,787  1,232,050 SH       Sole                     951,250        280,800
Goldman Sachs Group Inc.     COM            38141G104    437,171  2,599,734 SH       Sole               0   2,430,452        169,282
Goldman Sachs Group Inc.     COM            38141G104        985      5,859 SH       Shared-Defined     1           0          5,859
Honeywell International Inc. COM            438516106    472,513  8,888,491 SH       Sole               0   8,384,795        503,696
Honeywell International Inc. COM            438516106      1,120     21,065 SH       Shared-Defined     1           0         21,065
Johnson Controls Inc.        COM            478366107    387,117 10,133,934 SH       Sole               0   9,464,922        669,012
Johnson Controls Inc.        COM            478366107        813     21,294 SH       Shared-Defined     1           0         21,294
Lowe's Cos Inc.              COM            548661107    417,438 16,644,268 SH       Sole               0  15,558,426      1,085,842
Lowe's Cos Inc.              COM            548661107        992     39,568 SH       Shared-Defined     1           0         39,568
Marathon Oil Corp.           COM            565849106    457,502 12,354,898 SH       Sole               0  11,564,523        790,375
Marathon Oil Corp.           COM            565849106        936     25,282 SH       Shared-Defined     1           0         25,282
Merck & Co. Inc.             COM            58933Y105    539,407 14,966,921 SH       Sole               0  13,980,408        986,513
Merck & Co. Inc.             COM            58933Y105      1,227     34,035 SH       Shared-Defined     1           0         34,035
MetLife Inc.                 COM            59156R108    299,278  6,734,440 SH       Sole               0   6,282,896        451,544
MetLife Inc.                 COM            59156R108        812     18,275 SH       Shared-Defined     1           0         18,275
Microsoft Corp.              COM            594918104    478,773 17,148,057 SH       Sole               0  15,993,778      1,154,279
Microsoft Corp.              COM            594918104      1,043     37,375 SH       Shared-Defined     1           0         37,375
Molson Coors Brewing Co.     CL B           60871R209    189,743  3,780,511 SH       Sole               0   3,512,405        268,106
Molson Coors Brewing Co.     CL B           60871R209        592     11,799 SH       Shared-Defined     1           0         11,799
Monsanto Co.                 COM            61166W101    305,667  4,389,245 SH       Sole               0   4,106,195        283,050
Monsanto Co.                 COM            61166W101        741     10,644 SH       Shared-Defined     1           0         10,644
Newmont Mining Corp.         COM            651639106    379,887  6,184,063 SH       Sole               0   5,777,308        406,755
Newmont Mining Corp.         COM            651639106        844     13,740 SH       Shared-Defined     1           0         13,740
Occidental Petroleum Corp.   COM            674599105    638,241  6,506,018 SH       Sole               0   6,087,215        418,803
Occidental Petroleum Corp.   COM            674599105      1,418     14,458 SH       Shared-Defined     1           0         14,458
Owens-Illinois Inc.          COM NEW        690768403     80,092  2,608,870 SH       Sole               0   2,344,726        264,144
Owens-Illinois Inc.          COM NEW        690768403        488     15,882 SH       Shared-Defined     1           0         15,882
Pepsico Inc.                 COM            713448108    687,745 10,527,245 SH       Sole               0   9,852,785        674,460
Pepsico Inc.                 COM            713448108      1,432     21,913 SH       Shared-Defined     1           0         21,913
Petroleo Brasileiro SA       SPONSORED ADR  71654V408     38,273  1,011,450 SH       Sole               0     777,300        234,150
Pfizer Inc.                  COM            717081103    666,851 38,084,002 SH       Sole               0  35,572,921      2,511,081
Pfizer Inc.                  COM            717081103      1,517     86,637 SH       Shared-Defined     1           0         86,637
Qualcomm Incorporated        COM            747525103    329,398  6,655,858 SH       Sole               0   6,231,679        424,179
Qualcomm Incorporated        COM            747525103        711     14,358 SH       Shared-Defined     1           0         14,358
Robert Half Intl Inc.        COM            770323103          1         44 SH       Shared-Defined     1           0             44
Sanofi-Aventis               SPONSORED ADR  80105N105    475,813 14,763,045 SH       Sole               0  13,793,062        969,983
Sanofi-Aventis               SPONSORED ADR  80105N105      1,117     34,654 SH       Shared-Defined     1           0         34,654
TD Ameritrade Hldg Corp.     COM            87236Y108          2         82 SH       Shared-Defined     1           0             82
Texas Instruments Inc.       COM            882508104    299,630  9,219,386 SH       Sole               0   8,621,184        598,202
Texas Instruments Inc.       COM            882508104        715     21,999 SH       Shared-Defined     1           0         21,999
Textron Inc.                 COM            883203101     27,916  1,180,871 SH       Sole               0   1,093,013         87,858
Textron Inc.                 COM            883203101        186      7,882 SH       Shared-Defined     1           0          7,882
Time Warner Inc.             COM NEW        887317303     61,693  1,917,712 SH       Sole               0   1,767,681        150,031
Time Warner Inc.             COM NEW        887317303        396     12,303 SH       Shared-Defined     1           0         12,303
U.S. Bancorp                 COM NEW        902973304    150,604  5,584,131 SH       Sole               0   5,006,547        577,584
U.S. Bancorp                 COM NEW        902973304        909     33,709 SH       Shared-Defined     1           0         33,709
Viacom Inc                   CL B           92553P201    496,516 12,535,112 SH       Sole               0  11,709,651        825,461
Viacom Inc                   CL B           92553P201      1,237     31,219 SH       Shared-Defined     1           0         31,219
Vodafone Group PLC           SPONS ADR NEW  92857W209    559,566 21,171,616 SH       Sole               0  19,332,759      1,838,857
Vodafone Group PLC           SPONS ADR NEW  92857W209      1,198     45,324 SH       Shared-Defined     1           0         45,324
WellPoint Inc.               COM            94973V107     58,871  1,035,376 SH       Sole               0     953,708         81,668
WellPoint Inc.               COM            94973V107        387      6,807 SH       Shared-Defined     1           0          6,807
Wells Fargo & Co.            COM            949746101    497,912 16,066,883 SH       Sole               0  15,018,746      1,048,137
Wells Fargo & Co.            COM            949746101      1,183     38,184 SH       Shared-Defined     1           0         38,184
REPORT SUMMARY               85                       14,078,955